Quarterly Report
March 31, 2023
MFS®  Blended Research®
Core Equity Portfolio
MFS® Variable Insurance Trust II
CGS-Q1

Portfolio of Investments
3/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace & Defense – 1.9%
General Dynamics Corp.	23,172	$5,288,082
Honeywell International, Inc.	6,235	1,191,633
Textron, Inc.	6,709	473,857
		$6,953,572
Airlines – 0.3%
United Airlines Holdings, Inc. (a)	24,625	$1,089,656
Apparel Manufacturers – 0.2%
NIKE, Inc., “B”	4,832	$592,596
Automotive – 1.5%
Aptiv PLC (a)	8,950	$1,004,101
General Motors Co.	29,416	1,078,979
LKQ Corp.	20,766	1,178,678
Tesla, Inc. (a)	10,601	2,199,283
		$5,461,041
Biotechnology – 1.4%
Biogen, Inc. (a)	14,661	$4,076,198
Gilead Sciences, Inc.	12,312	1,021,526
		$5,097,724
Broadcasting – 1.1%
Omnicom Group, Inc.	20,235	$1,908,970
Walt Disney Co. (a)	21,986	2,201,458
		$4,110,428
Brokerage & Asset Managers – 1.0%
Charles Schwab Corp.	9,675	$506,777
Raymond James Financial, Inc.	35,664	3,326,381
		$3,833,158
Business Services – 2.7%
Accenture PLC, “A”	19,244	$5,500,128
GoDaddy, Inc. (a)	52,751	4,099,808
PayPal Holdings, Inc. (a)	5,424	411,898
		$10,011,834
Cable TV – 1.0%
Charter Communications, Inc., “A” (a)	10,934	$3,910,108
Computer Software – 10.0%
Adobe Systems, Inc. (a)	17,803	$6,860,742
Atlassian Corp. (a)	14,300	2,447,731
Microsoft Corp.	91,840	26,477,472
Palo Alto Networks, Inc. (a)	8,543	1,706,379
		$37,492,324
Computer Software - Systems – 7.3%
Apple, Inc.	155,038	$25,565,766
Seagate Technology Holdings PLC	12,366	817,640
ServiceNow, Inc. (a)	1,701	790,489
		$27,173,895

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 0.2%
Sherwin-Williams Co.	3,918	$880,649
Consumer Products – 1.2%
Colgate-Palmolive Co.	58,130	$4,368,470
Consumer Services – 2.7%
Airbnb, Inc., “A” (a)	4,245	$528,078
Booking Holdings, Inc. (a)	2,778	7,368,395
Expedia Group, Inc. (a)	22,670	2,199,670
		$10,096,143
Electrical Equipment – 0.5%
TE Connectivity Ltd.	13,865	$1,818,395
Electronics – 7.5%
Applied Materials, Inc.	57,388	$7,048,968
Corning, Inc.	44,129	1,556,871
Lam Research Corp.	9,619	5,099,224
NVIDIA Corp.	11,700	3,249,909
NXP Semiconductors N.V.	22,488	4,193,450
Texas Instruments, Inc.	37,398	6,956,402
		$28,104,824
Energy - Independent – 2.1%
Marathon Petroleum Corp.	20,174	$2,720,060
Valero Energy Corp.	35,990	5,024,204
		$7,744,264
Energy - Integrated – 0.2%
Exxon Mobil Corp.	6,890	$755,557
Engineering - Construction – 0.3%
EMCOR Group, Inc.	6,674	$1,085,126
Food & Beverages – 2.6%
Archer Daniels Midland Co.	69,156	$5,508,967
Mondelez International, Inc.	17,772	1,239,064
PepsiCo, Inc.	11,899	2,169,188
Tyson Foods, Inc., “A”	16,579	983,466
		$9,900,685
Gaming & Lodging – 0.1%
Marriott International, Inc., “A”	2,889	$479,690
Health Maintenance Organizations – 2.0%
Cigna Group	20,901	$5,340,833
Humana, Inc.	1,739	844,215
UnitedHealth Group, Inc.	2,475	1,169,660
		$7,354,708
Insurance – 4.7%
Ameriprise Financial, Inc.	11,636	$3,566,434
Berkshire Hathaway, Inc., “B” (a)	6,595	2,036,338
Equitable Holdings, Inc.	95,264	2,418,753
Everest Re Group Ltd.	11,015	3,943,590
Hartford Financial Services Group, Inc.	10,533	734,045
MetLife, Inc.	87,197	5,052,194
		$17,751,354

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 6.0%
Alphabet, Inc., “A” (a)	82,484	$8,556,065
Alphabet, Inc., “C” (a)	89,765	9,335,560
Gartner, Inc. (a)	1,397	455,101
Meta Platforms, Inc., “A” (a)	19,911	4,219,937
		$22,566,663
Leisure & Toys – 1.1%
Brunswick Corp.	35,260	$2,891,320
Polaris, Inc.	12,584	1,392,168
		$4,283,488
Machinery & Tools – 1.9%
Carrier Global Corp.	9,261	$423,691
Eaton Corp. PLC	14,525	2,488,713
Ingersoll Rand, Inc.	15,011	873,340
Timken Co.	25,293	2,066,944
Wabtec Corp.	10,668	1,078,108
		$6,930,796
Major Banks – 3.9%
Bank of America Corp.	72,361	$2,069,525
JPMorgan Chase & Co.	65,593	8,547,424
Wells Fargo & Co.	108,885	4,070,121
		$14,687,070
Medical & Health Technology & Services – 1.8%
Cardinal Health, Inc.	4,912	$370,856
IQVIA Holdings, Inc. (a)	1,673	332,743
McKesson Corp.	14,899	5,304,789
Veeva Systems, Inc. (a)	3,849	707,408
		$6,715,796
Medical Equipment – 2.4%
Abbott Laboratories	7,142	$723,199
Boston Scientific Corp. (a)	12,933	647,038
Danaher Corp.	3,486	878,611
Hologic, Inc. (a)	7,720	623,004
Medtronic PLC	36,174	2,916,348
Thermo Fisher Scientific, Inc.	5,359	3,088,767
		$8,876,967
Metals & Mining – 0.3%
United States Steel Corp.	41,185	$1,074,929
Natural Gas - Distribution – 0.1%
UGI Corp.	9,211	$320,174
Natural Gas - Pipeline – 1.8%
Cheniere Energy, Inc.	23,912	$3,768,531
Targa Resources Corp.	39,971	2,915,885
		$6,684,416
Network & Telecom – 1.2%
Equinix, Inc., REIT	6,051	$4,363,013
Oil Services – 0.1%
NOV, Inc.	21,520	$398,335

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 2.8%
Mastercard, Inc., “A”	2,350	$854,014
SLM Corp.	259,293	3,212,640
Visa, Inc., “A”	28,266	6,372,852
		$10,439,506
Pharmaceuticals – 6.8%
Eli Lilly & Co.	9,711	$3,334,952
Johnson & Johnson	48,652	7,541,060
Merck & Co., Inc.	81,967	8,720,469
Pfizer, Inc.	39,562	1,614,129
Vertex Pharmaceuticals, Inc. (a)	13,739	4,328,747
		$25,539,357
Railroad & Shipping – 1.4%
CSX Corp.	177,886	$5,325,907
Real Estate – 1.9%
Extra Space Storage, Inc., REIT	10,258	$1,671,336
Simon Property Group, Inc., REIT	23,510	2,632,415
VICI Properties, Inc., REIT	88,226	2,877,932
		$7,181,683
Restaurants – 0.2%
Texas Roadhouse, Inc.	8,123	$877,771
Specialty Chemicals – 2.2%
Chemours Co.	110,961	$3,322,172
Linde PLC	8,326	2,959,394
Univar Solutions, Inc. (a)	55,676	1,950,330
		$8,231,896
Specialty Stores – 6.9%
Amazon.com, Inc. (a)	88,219	$9,112,140
Builders FirstSource, Inc. (a)	13,172	1,169,410
Home Depot, Inc.	13,518	3,989,432
O'Reilly Automotive, Inc. (a)	6,423	5,452,999
Walmart Stores, Inc.	41,220	6,077,889
		$25,801,870
Telecommunications - Wireless – 0.4%
SBA Communications Corp., REIT	2,822	$736,739
T-Mobile US, Inc. (a)	5,184	750,851
		$1,487,590
Tobacco – 0.5%
Altria Group, Inc.	37,600	$1,677,712
Trucking – 0.9%
United Parcel Service, Inc., “B”	17,208	$3,338,180
Utilities - Electric Power – 2.3%
Edison International	19,548	$1,379,893
Evergy, Inc.	6,462	394,958
Exelon Corp.	11,798	494,218
PG&E Corp. (a)	130,306	2,107,048
PPL Corp.	12,377	343,957

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Vistra Corp.	166,070	$3,985,680
		$8,705,754
Total Common Stocks		$371,575,074
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 4.56% (v)	2,306,879	$2,307,340

Other Assets, Less Liabilities – (0.0)%		(53,817)
Net Assets – 100.0%		$373,828,597
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,307,340 and $371,575,074, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$371,575,074	$—	$—	$371,575,074
Mutual Funds	2,307,340	—	—	2,307,340
Total	$373,882,414	$—	$—	$373,882,414
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,601,486	$11,609,014	$11,902,935	$(167)	$(58)	$2,307,340
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$22,154	$—